SIMPSON THACHER & BARTLETT LLP

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NEW YORK, N.Y. 10017-3954

(212) 455-2000

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DIRECT DIAL NUMBER	E-MAIL ADDRESS
212-455-3080	RNORMAN@STBLAW.COM

May 27, 2005

VIA FEDERAL EXPRESS AND EDGAR

Re:	New Skies Satellites B.V.
Registration Statement on Form S-4
File No.: 333-123420

Larry Spirgel Assistant Director Securities and Exchange Commission 450 Fifth Street, N.W. Washington, DC 20549

Dear Mr. Spirgel:

On behalf of New Skies Satellites B.V. (the “Company”), we are writing to respond to the comments set forth in the comment letter of the staff of the Securities and Exchange Commission (the “Staff”) dated April 4, 2005 relating to the above-referenced Registration Statement on Form S-4 filed on March 18, 2005 (the “Registration Statement”).  The Company has revised the Registration Statement in response to the Staff’s comments and is filing concurrently with this letter Amendment No. 1 to the Registration Statement, which reflects these revisions and updates a limited amount of other information.

Form S-4 filed March 18, 2005

1.                                       To the extent applicable, please revise the registration statement to comply with the comments we have issued in our March 1 and March 18, 2005 letters and in this letter.

The Company has revised the Registration Statement in accordance with the Staff’s comments regarding the Registration Statement on Form S-1 of New Skies Satellites Holdings Ltd., which was declared effective on May 9, 2005.

2.                                       Also include an English translation of New Skies Satellites B.V.’s deed of incorporation in exhibit 3.1.

The Company has included an English translation of its deed of incorporation in Exhibit 3.1 of the Registration Statement.

*              *              *              *

We acknowledge your references to Rules 460 and 461 regarding requesting acceleration of a registration statement and will endeavor to provide for adequate time after the filing of any amendment for further review before submitting a request for acceleration and to provide any acceleration request at least two business days in advance of the requested effective date.

Please call me (212-455-3080) or Bret Ganis (212-455-2411) of my firm if you wish to discuss our responses to the comment letter.

Sincerely,

/s/ Risë B. Norman
Risë B. Norman